FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Assets [Abstract]
Money market funds	$ 8,880	$ 18,138
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Money market funds	8,880	18,138
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Money market funds	0	0
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Money market funds	$ 0	$ 0